Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 3,924	$ 5,017	$ 4,311	$ 5,384
Receivables	19,034	19,285
Inventories, net	6,470	5,609
Property, plant and equipment, net	6,484	6,397
Equipment on operating leases	1,897	1,907
Investments in unconsolidated subsidiaries and affiliates	488	487
Goodwill and intangibles	3,231	3,236
Other	3,507	3,609
Total Assets	45,035	45,547
Liabilities and Equity:
Debt	24,500	25,276
Trade payables	5,469	5,185
Other liabilities	10,519	10,635
Total Equity	4,547	4,451	4,362	4,843
Total Liabilities and Equity	45,035	45,547
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	2	1	1	3
Deposits in subsidiaries’ cash management pools	203	159
Receivables	753	757
Inventories, net	96	83
Property, plant and equipment, net	74	74
Equipment on operating leases	5	3
Investments in unconsolidated subsidiaries and affiliates	266	244
Investments in consolidated subsidiaries	9,953	9,537
Goodwill and intangibles	10	11
Other	240	232
Total Assets	11,602	11,101
Liabilities and Equity:
Debt	6,212	5,918
Trade payables	230	168
Other liabilities	619	571
Total Equity	4,541	4,444
Total Liabilities and Equity	11,602	11,101
Case New Holland Industrial Inc. [Member]
Assets:
Receivables	902	856
Investments in consolidated subsidiaries	7,723	7,666
Other	109	137
Total Assets	8,734	8,659
Liabilities and Equity:
Debt	5,435	5,378
Other liabilities	(56)	(56)
Total Equity	3,355	3,337
Total Liabilities and Equity	8,734	8,659
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	157	170	133	144
Deposits in subsidiaries’ cash management pools	2,989	3,455
Receivables	5,966	5,581
Inventories, net	1,512	1,270
Property, plant and equipment, net	982	997
Investments in consolidated subsidiaries	1,748	1,641
Goodwill and intangibles	2,765	2,768
Other	1,195	1,225
Total Assets	17,314	17,107
Liabilities and Equity:
Debt	2,309	2,404
Trade payables	2,041	1,777
Other liabilities	3,142	3,241
Total Equity	9,822	9,685
Total Liabilities and Equity	17,314	17,107
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	3,765	4,846	$ 4,177	$ 5,237
Receivables	26,883	26,822
Inventories, net	4,862	4,256
Property, plant and equipment, net	5,428	5,326
Equipment on operating leases	1,892	1,904
Investments in unconsolidated subsidiaries and affiliates	222	243
Investments in consolidated subsidiaries	953	890
Goodwill and intangibles	456	457
Other	2,258	2,283
Total Assets	46,719	47,027
Liabilities and Equity:
Debt	27,236	28,201
Trade payables	5,169	4,978
Other liabilities	7,107	7,130
Total Equity	7,207	6,718
Total Liabilities and Equity	46,719	47,027
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(3,192)	(3,614)
Receivables	(15,470)	(14,731)
Investments in consolidated subsidiaries	(20,377)	(19,734)
Other	(295)	(268)
Total Assets	(39,334)	(38,347)
Liabilities and Equity:
Debt	(16,692)	(16,625)
Trade payables	(1,971)	(1,738)
Other liabilities	(293)	(251)
Total Equity	(20,378)	(19,733)
Total Liabilities and Equity	$ (39,334)	$ (38,347)